Warrants - Outstanding (Details) - $ / shares	Mar. 31, 2022	Mar. 21, 2022	Dec. 31, 2021
Public Warrants
Class of Warrant or Right [Line Items]
Class of warrant outstanding (in shares)	18,466,604	13,800,000	0
Exercise price of warrants (in dollars per share)	$ 11.50
Private Placement Warrants
Class of Warrant or Right [Line Items]
Class of warrant outstanding (in shares)	7,386,667		0
Exercise price of warrants (in dollars per share)	$ 11.50	$ 11.50